5 Risk management (Details 7) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Summary of risk management [Line Items]
Exposure interest rate risk		R$ 3,563,170	R$ 6,382,009
Interest rate risk [member] | Scenario I (probable) [member]
Summary of risk management [Line Items]
Liabilities		(264,732)
Exposure interest rate risk		(121,762)
Interest rate risk [member] | Scenario I (probable) [member] | Financial income [member]
Summary of risk management [Line Items]
Assets		113,348
Interest rate risk [member] | Scenario II (+25%) [member]
Summary of risk management [Line Items]
Liabilities		(330,916)
Exposure interest rate risk		(152,203)
Interest rate risk [member] | Scenario II (+25%) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		(293,887)
Interest rate risk [member] | Scenario II (+25%) [member] | Financial income [member]
Summary of risk management [Line Items]
Assets		141,684
Interest rate risk [member] | Scenario III (+50%) [member]
Summary of risk management [Line Items]
Liabilities		(397,098)
Exposure interest rate risk		(182,643)
Interest rate risk [member] | Scenario III (+50%) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		(352,664)
Interest rate risk [member] | Scenario III (+50%) [member] | Financial income [member]
Summary of risk management [Line Items]
Assets		170,021
Interest rate risk [member] | Scenario I (+25%) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		(235,110)
Interest rate risk [member] | CDI [member] | Exposure [member]
Summary of risk management [Line Items]
Assets		3,778,252
Liabilities		(7,836,988)
Exposure interest rate risk		R$ (4,058,736)
Interest rate risk [member] | CDI [member] | Scenario I (probable) [member]
Summary of risk management [Line Items]
Interest, Assets	[1]	3.00%
Interest, Liabilities	[1]	3.00%
Interest rate risk [member] | CDI [member] | Scenario II (+25%) [member]
Summary of risk management [Line Items]
Interest, Assets		3.75%
Interest, Liabilities		3.75%
Interest rate risk [member] | CDI [member] | Scenario III (+50%) [member]
Summary of risk management [Line Items]
Interest, Assets		4.50%
Interest, Liabilities		4.50%
Interest rate risk [member] | TR [member] | Exposure [member]
Summary of risk management [Line Items]
Liabilities		R$ (1,619,416)
Interest rate risk [member] | TR [member] | Scenario I (probable) [member]
Summary of risk management [Line Items]
Interest, Liabilities	[2]	0.0001%
Interest rate risk [member] | TR [member] | Scenario I (probable) [member] | Expenses to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (2)
Interest rate risk [member] | TR [member] | Scenario II (+25%) [member]
Summary of risk management [Line Items]
Interest, Liabilities		0.0001%
Interest rate risk [member] | TR [member] | Scenario II (+25%) [member] | Expenses to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (2)
Interest rate risk [member] | TR [member] | Scenario III (+50%) [member]
Summary of risk management [Line Items]
Interest, Liabilities		0.0002%
Interest rate risk [member] | TR [member] | Scenario III (+50%) [member] | Expenses to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (3)
Interest rate risk [member] | IPCA [member] | Exposure [member]
Summary of risk management [Line Items]
Liabilities		R$ (2,176,547)
Interest rate risk [member] | IPCA [member] | Scenario I (probable) [member]
Summary of risk management [Line Items]
Interest, Liabilities	[1]	3.32%
Interest rate risk [member] | IPCA [member] | Scenario I (probable) [member] | Expenses to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (72,261)
Interest rate risk [member] | IPCA [member] | Scenario II (+25%) [member]
Summary of risk management [Line Items]
Interest, Liabilities		4.15%
Interest rate risk [member] | IPCA [member] | Scenario II (+25%) [member] | Expenses to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (90,327)
Interest rate risk [member] | IPCA [member] | Scenario III (+50%) [member]
Summary of risk management [Line Items]
Interest, Liabilities		4.98%
Interest rate risk [member] | IPCA [member] | Scenario III (+50%) [member] | Expenses to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (108,392)
Interest rate risk [member] | TJLP [member] | Exposure [member]
Summary of risk management [Line Items]
Liabilities		R$ (1,517,657)
Interest rate risk [member] | TJLP [member] | Scenario I (probable) [member]
Summary of risk management [Line Items]
Interest, Liabilities	[1]	4.55%
Interest rate risk [member] | TJLP [member] | Scenario I (probable) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (69,053)
Interest rate risk [member] | TJLP [member] | Scenario II (+25%) [member]
Summary of risk management [Line Items]
Interest, Liabilities		5.6875%
Interest rate risk [member] | TJLP [member] | Scenario II (+25%) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (86,317)
Interest rate risk [member] | TJLP [member] | Scenario III (+50%) [member]
Summary of risk management [Line Items]
Interest, Liabilities		6.825%
Interest rate risk [member] | TJLP [member] | Scenario III (+50%) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (103,580)
Interest rate risk [member] | LIBOR [member] | Exposure [member]
Summary of risk management [Line Items]
Liabilities		R$ (870,337)
Interest rate risk [member] | LIBOR [member] | Scenario I (probable) [member]
Summary of risk management [Line Items]
Interest, Liabilities	[3]	0.19%
Interest rate risk [member] | LIBOR [member] | Scenario I (probable) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (1,654)
Interest rate risk [member] | LIBOR [member] | Scenario II (+25%) [member]
Summary of risk management [Line Items]
Interest, Liabilities		0.2375%
Interest rate risk [member] | LIBOR [member] | Scenario II (+25%) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (2,067)
Interest rate risk [member] | LIBOR [member] | Scenario III (+50%) [member]
Summary of risk management [Line Items]
Interest, Liabilities		0.285%
Interest rate risk [member] | LIBOR [member] | Scenario III (+50%) [member] | Interest to be incurred [member]
Summary of risk management [Line Items]
Liabilities		R$ (2,480)

[1]	Source: CDI and IPCA (BACEN Focus Report, December 31, 2020) and long-term interest rate as of December 31, 2020 (BACEN).
[2]	Source: B3.
[3]	Source: Bloomberg.